INCOME TAXES - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB’s)	$ 17,496	$ 18,728	$ 20,137
Lapse of statute of limitations	(291)	(1,232)	(1,409)
Rate change impact	(1,698)
Ending balance—gross unrecognized tax benefits (“UTB”s)	15,507	17,496	18,728
UTB’s as a credit in deferred taxes	(12,905)	(14,604)	(14,604)
Federal benefit of state taxes	(2,062)	(2,063)	(2,063)
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	$ 540	$ 829	$ 2,061